Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

7.             Derivative Instruments and Hedging Activities

The Company manages its exposure to changes in fuel prices and interest rates and, from time to time, uses highly effective derivative instruments to manage well-defined risk exposures. The Company monitors its positions and the credit ratings of its counterparties and does not anticipate non-performance by the counterparties. The Company does not use derivative instruments for speculative purposes.

At September 30, 2013, the Company was party to a series of fuel hedge transactions with a major financial institution under one master agreement. Each of the transactions effectively fixes the cost of diesel fuel at prices ranging from $3.65 to $4.02 per gallon. The Company purchases the diesel fuel at the market rate and periodically settles with its counterparty for the difference between the national average price for the period published by the Department of Energy and the agreed upon fixed price. The transactions fix the price for a total of 3.4 million gallons, which represents approximately 27.2% of the Company’s total estimated usage during the periods hedged, and are spread over periods from October 2013 through December 2014. As of September 30, 2013, the Company recorded, as a component of other comprehensive income before applicable tax impacts, an asset associated with the fair value of the fuel hedge in the amount of $0.5 million, compared to an asset of $0.6 million as of December 31, 2012. Settlement of hedge agreements are included in operating expenses and resulted in net receipts from the counterparty of $0.1 million and $0.4 million for each of the three and nine month periods ended September 30, 2013, zero and $0.8 million for the three and nine months ended September 30, 2012.  Over the next 12 months, the Company expects to reclassify $0.4 million of deferred gain from AOCI as the related fuel hedge transactions mature.

In October 2011, the Company entered into interest rate swap agreements which mature on August 31, 2015.  The swap agreements are with major financial institutions and effectively convert a total of $400 million in variable rate debt to fixed rate debt with an effective rate of 4.49%.  The Company will continue to make interest payments based on the variable rate associated with the debt (based on LIBOR, but not less than 1.0%) and will periodically settle with its counterparties for the difference between the rate paid and the fixed rate. The Company recorded, as a component of other comprehensive income before applicable tax impacts, a liability associated with the fair value of the interest rate swap in the amount of $3.5 million as of September 30, 2013, compared to $4.6 million as of December 31, 2012.  Settlement of interest rate swap agreements are included in interest expense and resulted in net payments to the counterparties of $0.5 million and $1.5 million for each of the three and nine month periods ended September 30, 2013. There were no payments made or received under these hedge agreements as of September 30, 2012. Over the next 12 months, the Company expects to reclassify $2.0 million of deferred loss from AOCI to interest expense as the related interest rate swap transactions mature.

9. Derivative Instruments and Hedging Activities

          The Company manages its exposure to changes in market interest rates and fuel prices and from time to time uses highly effective derivative instruments to manage well-defined risk exposures. The Company monitors its positions and the credit ratings of its counterparties and does not anticipate non-performance by the counterparties. The Company does not use derivative instruments for speculative purposes.

          At December 31, 2012, the Company was party to a series of fuel hedge transactions with a major financial institution under one master agreement. Each of the transactions effectively fixes the cost of diesel fuel at prices ranging from $3.62 to $4.06 per gallon. The Company purchases the diesel fuel at the market rate and periodically settles with its counterparty for the difference between the national average price for the period published by the Department of Energy and the agreed upon fixed price. The transactions fix the price for a total of 6.0 million gallons, which represents approximately 30.2% of the Company's total estimated usage during the periods hedged, and are spread over periods from January 2013 through December 2014. The Company recorded, as a component of other comprehensive income before applicable tax impacts, an asset associated with the fair value of the fuel hedge in the amount of $0.6 million and $0.2 million as of December 31, 2012 and 2011, respectively. Over the next twelve months, the Company expects to reclassify $0.3 million of deferred gain from accumulated other comprehensive income as the related fuel hedge transactions mature. Settlement of hedge agreements are included in operating expenses and resulted in net receipts from the counterparty of $1.0 million for the year ended December 31, 2012 and net payments to the counterparty of $1.5 million for the period from May 25, 2011 through December 31, 2011 and $1.0 million for the Predecessor period from January 1, 2011 through May 24, 2011. The net additional payments made or received under these hedge agreements did not have a material impact on operating expenses during the year ended December 31, 2010.

          In October 2011, the Company entered into interest rate swap agreements which mature on August 31, 2015. The swap agreements are with major financial institutions and effectively convert a total of $400 million in variable rate debt to fixed rate debt with an effective rate of 5.74%. The Company continues to make interest payments based on the variable rate associated with the debt (based on LIBOR, but not less than 1.5%) and periodically settles with its counterparties for the difference between the rate paid and the fixed rate. The Company recorded, as a component of other comprehensive income before applicable tax impacts, a liability associated with the fair value of the interest rate swap in the amount of $4.6 million and $2.4 million as of December 31, 2012 and 2011, respectively. Over the next twelve months, the Company expects to reclassify $2.0 million of deferred loss from accumulated other comprehensive income to interest expense as the related interest rate swap transactions mature. Settlement of interest rate swap agreements are included in interest expense and resulted in net payments to the counterparties of $0.5 million for the year ended December 31, 2012. There were no payments made or received under these hedge agreements during the year ended December 31, 2011.